APPENDIX I
SEC 2393 (9-97)



                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

     PIMCO Funds:  Multi-Manager Series
     840 Newport Center Drive, Suite 300
     Newport Beach, CA  92660

2. The name of each series or class of securities for which this Form is filed:

     Institutional, Administrative, Class A, Class B, Class C, and Class D of the following funds:

     Equity Income Fund, Value Fund, Capital Appreciation Fund and Mid-Cap Growth Fund

     Institutional, Class A, Class B, Class C, and Class D of the following funds:

     Renaissance Fund


     Institutional, Administrative, Class A, Class B and Class C of the following funds:

     Emerging Markets Fund, International Developed Fund and Small-Cap
     Value Fund

     Institutional, Class A, Class B and Class C of the following funds:

     Balanced Fund

     Institutional Class and Administrative Class of the following funds:

     Micro-Cap Growth Fund, Small-Cap Growth Fund, Core Equity Fund, Mid-Cap Equity Fund and Enhanced Equity Fund

     Institutional Class of the following funds:

     International Growth Fund

     Class A, Class B and Class C of the following funds:

     Growth Fund, Target Fund, International Fund, Precious Metals Fund and Tax Exempt Fund

     Class A, Class B, Class C and Class D of the following funds:

     Innovation Fund

     Class A and Class C of the following funds:

     Opportunity Fund




3.    Investment Company Act File Number: 811-6161

      Securities Act File Number: 33-36528

4(a).  Last day of fiscal year for which this Form is filed:

       June 30, 1998

Note:  All the assets of PIMCO Tax Exempt Fund were transferred to PIMCO
	 Municipal Bond Fund, a series of PIMCO Funds:  Pacific
	 Investment Management Series, on June 26, 1998, and shares of PIMCO Municipal Bond Fund were distributed in liquidation of PIMCO Tax Exempt Fund.

4(b). Check box if this Form is being filed late , (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will
      be filing this Form. Note: PIMCO Tax Exempt Fund ceased operations in connection with the transaction described in the note to item (4a) of this form. This is the last Form 24F-2 that will be filed on behalf of the PIMCO Tax Exempt Fund series of issuer.



5.   Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                         $ 8,113,333,274

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: Includes
	   $47,296,328 of shares of the PIMCO Tax Exempt
	   Fund redeemed in connection with the transaction described in the note to item 4(a) of this form.
                                                         $ 6,827,879,504

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:
                                                          $            0


   (iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                                     -$ 6,827,879,504

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:
                                                          $ 1,285,453,770


   (vi) Redemption credits available for use in future years
                                                                $     (0)
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:



  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                                              x    .000295

 (viii) Registration fee due [multiply Item 5(v) by Item
        5(vii)]  (enter "0" If no fee is due):
                                                              =$   379,209
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number or shares or other
     units) deducted here:          . If there is a number
     of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                                                               +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$  379,209

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 09/15/98




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway, Treasurer
Date 09/15/98

          *Please print the name and title of the signing officer below the signature.